Income Taxes - Schedule of Income Before Income Tax Domestic and Foreign Current and Deferred Portions of Income Tax Benefits (Details) - USD ($) $ in Millions	2 Months Ended	4 Months Ended	12 Months Ended
	Dec. 31, 2021	Oct. 19, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Segment Reporting Information [Line Items]
Loss before benefit from income taxes	$ (29.8)	$ (111.3)	$ (164.3)	$ (124.6)	$ (126.2)
Current:
Federal	0.0
State and local	0.8
Foreign	3.8
Total current provision	4.6	3.5	12.1	10.5	12.6
Deferred:
Federal	(5.4)
State and local	(1.2)
Foreign	(4.8)
Total deferred benefit	(11.4)	(9.1)	(18.0)	(16.0)	(16.8)
Total benefit from income taxes	(6.8)	(5.6)	(5.9)	(5.5)	(4.2)
United Kingdom
Segment Reporting Information [Line Items]
Loss before benefit from income taxes		(41.2)	(125.3)	(118.2)	(96.3)
Current:
Total current provision		0.1	0.3	0.6	1.1
Deferred:
Total deferred benefit		0.0	0.0	(0.4)	(0.3)
United States
Segment Reporting Information [Line Items]
Loss before benefit from income taxes	(26.8)	(61.2)	(53.8)	(24.5)	(42.0)
Current:
Total current provision		1.4	2.4	(6.2)	1.9
Deferred:
Total deferred benefit		(7.0)	(15.5)	1.3	(7.2)
Foreign
Segment Reporting Information [Line Items]
Loss before benefit from income taxes	$ (3.0)
Other foreign
Segment Reporting Information [Line Items]
Loss before benefit from income taxes		(8.9)	14.8	18.1	12.1
Current:
Total current provision		2.0	9.4	16.1	9.6
Deferred:
Total deferred benefit		$ (2.1)	$ (2.5)	$ (16.9)	$ (9.3)